Financial instruments - Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Gains/(losses) arising during the period	£ 29	£ (18)	£ 10
Transfer to profit from cash flow hedge reserve	18	(17)	(9)
Hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	(11)	24
Gains/(losses) arising during the period	29	(18)
Transfer to profit from cash flow hedge reserve	18	(17)
Hedge reserve balance at the end of the period: gains/(losses) deferred	36	(11)	24
Reserve of cash flow hedges, tax	(9)	3
Interest rate hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	(2)	1
Gains/(losses) arising during the period	1	(3)
Transfer to profit from cash flow hedge reserve	1	1
Exchange translation differences		(1)
Hedge reserve balance at the end of the period: gains/(losses) deferred		(2)	1
Cost of hedging reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	(1)	(6)
Gains/(losses) arising during the period	(3)	5
Hedge reserve balance at the end of the period: gains/(losses) deferred	(4)	(1)	(6)
Foreign currency hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	(8)	29
Gains/(losses) arising during the period	31	(20)
Transfer to profit from cash flow hedge reserve	17	(18)
Exchange translation differences		1
Hedge reserve balance at the end of the period: gains/(losses) deferred	£ 40	£ (8)	£ 29